Voluntary Reorganization Under Chapter 11	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Voluntary Reorganization Under Chapter 11

(2) Voluntary Reorganization Under Chapter 11

Predecessor and certain of its subsidiaries commenced voluntary Chapter 11 bankruptcy proceedings in the Bankruptcy Court on September 27, 2013 (the “Petition Date”). Concurrent with the bankruptcy filing, the Predecessor filed and requested confirmation of the Plan.

The Plan restructured the Predecessor debt as follows:

(a) Each holder of the Predecessor debt (“Creditors”) received, in full and final satisfaction of its respective claim, at its election (with respect to all or any portion of its claims) to be made in connection with solicitation of the Plan, its pro rata share of either:

i. Cash pursuant to the Cash-Out Offer (the “Cash-Out Option”). In connection with the Plan, Newcastle (or its designated affiliates) offered to purchase, in cash, an amount equal to 40% of the sum of (a) $1,167,450 of principal of the claims under the 2007 Credit Facility (as defined below), plus (b) accrued and unpaid interest at the applicable contract non-default rate with respect thereto, plus (c) all amounts due under and subject to the terms of the interest rate swaps secured under the 2007 Credit Facility (for the avoidance of doubt, excluding any default interest) on the Effective Date of the Plan; or

ii. (A) Common Stock, par value $0.01 per share, of New Media (“New Media Common Stock”) (subject to dilution as discussed herein) and (B) the net proceeds, net of certain transaction costs (collectively, the “New Media Equity Option”). Creditors who elected the New Media Equity Option received in satisfaction of their claims, a pro rata share of New Media Common Stock and the net proceeds from the Successor Company’s credit facilities entered into on November 26, 2013, net of certain transaction costs.

(b) Pension, trade and all other unsecured claims were unimpaired by the Plan.

(c) The interest of holders of equity interests in the Predecessor Company, including warrants, rights and options to acquire such equity interests (“Former Equity Holders”), were cancelled, and Former Equity Holders received 10-year warrants, collectively representing the right to acquire, in the aggregate, equity equal to 5% of the issued and outstanding shares of New Media (the “New Media Warrants”) (subject to dilution) as of the Effective Date.

Contribution of Local Media Group Holdings LLC

Local Media Parent, a wholly owned subsidiary of Newcastle, acquired Local Media Group, Inc. (“Local Media”), a publisher of daily and weekly newspaper publications, on September 3, 2013. Subject to the terms of the Plan, Newcastle contributed Local Media Parent and assigned its rights under the related stock purchase agreement to New Media on the Effective Date (the “Local Media Contribution”) in exchange for shares of New Media Common Stock equal in value to the cost of the Local Media Acquisition (as defined below) (as adjusted pursuant to the Plan) based upon the equity value of New Media as of the Effective Date prior to the contribution.

Fresh Start Accounting

Upon confirmation of the Plan by the Bankruptcy Court on the Effective Date, the Company satisfied the remaining material conditions to complete the implementation of the Plan, and as a result, the Company adopted fresh start accounting as (i) the reorganization value of the assets of the Successor Company immediately before the date of confirmation of the Plan was less than the total of all post-petition liabilities and allowed claims and (ii) the holders of the Predecessor’s voting shares immediately before confirmation of the Plan received less than 50% of the voting shares of the emerging entity.

The Bankruptcy Court confirmed the Plan based upon an estimated enterprise value of the Company between $385,000 and $515,000, which was estimated using various valuation methods, including (i) a comparison of the Company and its projected performance to the market values of comparable companies; (ii) a review and analysis of several recent transactions of companies in similar industries to the Company; and (iii) a calculation of the present value of the future cash flows of the Company based on its projections. The Company concluded the enterprise value was $489,931 based upon the Cash-Out Offer and equity distribution plus estimated transaction fees.

The determination of the estimated reorganization value was based on a discounted cash flow analysis. This value was reconciled to the transaction value as outlined within the Plan and was within a reasonable range of comparable market multiples. The assumptions used in the calculations for the discounted cash flow analysis included projected revenue, costs, and cash flows through 2016 and represented the Company’s best estimates at the time the analysis was prepared. While the Company considers such estimates and assumptions reasonable, they are inherently subject to significant business, economic and competitive uncertainties, many of which are beyond the Company’s control and, therefore, may not be realized.

Upon adoption of fresh start accounting, the recorded amounts of assets and liabilities were adjusted to reflect their estimated fair values (the “Reorganization Value”). Accordingly, the reported historical financial statements of the Predecessor prior to the adoption of fresh start accounting for periods ended on or prior to November 6, 2013 are not comparable to those of the Successor Company.

In applying fresh start accounting, the Company followed these principles:

The Reorganization Value, which represents the concluded enterprise value plus excess cash and cash equivalents and non-interesting bearing liabilities, of the Predecessor was allocated to the entity’s net assets in conformity with FASB ASC Topic 805, “Business Combinations” (“ASC 805”). The Reorganization Value exceeded the sum of the fair value assigned to assets and liabilities. This excess was recorded as Successor Company goodwill as of November 6, 2013.

Each liability existing as of the fresh start accounting date, other than deferred taxes, has been stated at the fair value, and determined at appropriate risk adjusted interest rates. Deferred taxes were reported in conformity with applicable income tax accounting standards, principally FASB ASC Topic 740, “Income Taxes” (“ASC 740”).

(2) Voluntary Reorganization Under Chapter 11

Our Predecessor and certain of its subsidiaries commenced voluntary Chapter 11 bankruptcy proceedings in the Bankruptcy Court on September 27, 2013 (the “Petition Date”). Concurrent with the bankruptcy filing, our Predecessor filed and requested confirmation of the Plan. On September 4, 2013, our Predecessor entered into a restructuring support agreement (“RSA”) with Cortland Products Corp., as administrative agent (the “Administrative Agent”) and certain of the lenders under the 2007 Credit Facility (as defined below), including Newcastle and its affiliates.

Pursuant to its RSA, the Company solicited votes on the Plan from holders of claims under the Company’s 2007 Credit Facility and certain related interest rate swaps. The Plan was accepted by the only impaired class of creditors entitled to vote on it. Specifically, 100% of holders of secured debt voted to accept the Plan. No creditors voted to reject the Plan.

Pension, trade and all other unsecured creditors of the Company were not impaired under the prepackaged Plan, and their votes were not solicited. The Company’s common stock was canceled under the Plan, and holders of secured debt had the option of receiving a cash distribution equal to 40% of their claims, or stock in New Media, a holding company that owns GateHouse and Local Media Parent, as described below.

The key terms of the Plan were as follows:

The Plan proposed a restructuring of the Company pursuant to a pre-packaged restructuring under Chapter 11 of the Bankruptcy Code whereby each Creditor (as defined below) had the option of exchanging its holdings in the Outstanding Debt (as defined below) for either its pro rata share of cash or common stock in New Media (such common stock, “New Media Common Stock”) with ownership interests in the reorganized Company (such reorganized Company, “New GateHouse”).

The Plan included the restructuring of the following indebtedness of the Company (the “Outstanding Debt”):

(a) Indebtedness under the 2007 Credit Facility, consisting of a “Revolving Credit Facility,” a “Term Loan Facility,” a “Delayed Draw Term Loan Facility” and an “Incremental Term Loan Facility” (collectively, the “2007 Credit Facility Claims”). The 2007 Credit Facility Claims consisted of a (i) Revolving Credit Facility of $0 and $0 at December 30, 2012 and September 27, 2013, respectively, (ii) Term Loan Facility of $658,281 and $654,554 at December 30, 2012 and September 27, 2013, respectively, (iii) Delayed Draw Term Loan Facility of $245,627 and $244,236 at December 30, 2012 and September 27, 2013, respectively and (iv) Incremental Term Loan Facility of $270,190 and $268,660 at December 30, 2012 and September 27, 2013, respectively.

(b) Swap Liability, including (i) $100,000 notional amount executed February 27, 2007, (ii) $250,000 notional amount executed April 4, 2007, (iii) $200,000 notional amount executed April 13, 2007 and (iv) $75,000 notional amount executed September 18, 2007. As of December 31, 2012 and September 27, 2013, the carrying value of the Swap Liability totaled $45,724 and $28,440, respectively.

Holders of the Outstanding Debt are referred to herein as “Creditors.”

The Plan restructured the Outstanding Debt as follows:

(a) Each Creditor of the Outstanding Debt received, in full and final satisfaction of its respective claim, at its election (with respect to all or any portion of its claims) to be made in connection with solicitation of the Plan, its pro rata share of:

i. Cash pursuant to the Cash-Out Offer (described below under “Cash-Out Offer”) (the “Cash-Out Option”); and/or

ii. (A) New Media Common Stock (subject to dilution as discussed herein) and (B) the Net Proceeds (as defined below), net of certain transaction costs (collectively, the “New Media Equity Option”).

Creditors that did not make an election during the Solicitation Period (as defined below) with respect to their claims were deemed to have elected the Cash-Out Option.

(b) Pension, trade and all other unsecured claims were unimpaired by the Plan.

(c) The interest of holders of equity interests in the Company, including warrants, rights and options to acquire such equity interests (“Former Equity Holders”), were cancelled, and Former Equity Holders received 10-year warrants, collectively representing the right to acquire, in the aggregate, equity equal to 5% of the issued and outstanding shares of New Media (the “New Media Warrants”) (subject to dilution) as of the Effective Date, with the strike price per share of $46.35 calculated based on a total equity value of New Media prior to the Local Media Contribution (as defined below) of $1,200,000 as of the Effective Date. New Media Warrants do not have the benefit of antidilution protections, other than customary protections including for stock splits and stock dividends.

Cash-Out Offer

In connection with the Plan, Newcastle (“Plan Sponsor”) (or its designated affiliates) offered to purchase, in cash, an amount equal to 40% of the sum of (a) $1,167,450 of principal of the claims under the 2007 Credit Facility, plus (b) accrued and unpaid interest at the applicable contract non-default rate with respect thereto, plus (c) all amounts due under and subject to the terms of the interest rate swaps secured under the 2007 Credit Facility (for the avoidance of doubt, excluding any default interest) on the Effective Date of the Plan. The Cash-Out Offer was coterminous with the Solicitation Period (as defined below).

Registration Rights

As of the Effective Date of the Plan, New Media entered into a registration rights agreement with certain holders of the Outstanding Debt that received 10% or more of the New Media Common Stock, to provide customary registration rights.

New Media Equity Option

Instead of the Cash-Out Offer, each Creditor could have elected to receive in satisfaction of its claims, a pro rata share of New Media Common Stock and the Net Proceeds (as defined below), net of certain transaction costs. New Media listed New Media Common Stock (the “Listing”) on the New York Stock Exchange (“NYSE”) on February 14, 2014 and may raise additional equity capital. The Listing was not a condition precedent to the effectiveness of the Plan. Under the Plan, New Media did not impose any transfer restrictions on New Media Common Stock.

Financing

The Company was to use commercially reasonable efforts based on market conditions and other factors, to raise up to $165,000 of new debt, including a $150,000 facility to fund distributions and other payments under the Plan (the “Financing”). The distribution was made to holders of New Media Common Stock, including Plan Sponsor (or its designated affiliates) on account of the Cash-Out Offer, on the Effective Date (the “Net Proceeds”). The Net Proceeds distributed to holders of the Outstanding Debt totaled $149,000. The Financing was not a condition precedent to the effectiveness of the Plan.

Contribution of Local Media Group Holdings LLC

The Plan Sponsor acquired Local Media Group, Inc. (“Local Media”), a publisher of weekly newspaper publications, on September 3, 2013. Subject to the terms of the Plan, the Plan Sponsor contributed Local Media Parent and assigned its rights under the related stock purchase agreement to New Media on the Effective Date (the “Local Media Contribution”) in exchange for shares of New Media Common Stock equal in value to the cost of the Local Media Acquisition (as defined below) (as adjusted pursuant to the Plan) based upon the equity value of New Media as of the Effective Date prior to the contribution.

Management Agreement

On the Effective Date, New Media entered into a management agreement with FIG LLC (the “Manager”) (the “Management Agreement”) pursuant to which the Manager manages the operations of New Media. The annual management fee is 1.50% of New Media’s gross equity as set forth in the Management Agreement and is eligible to receive incentive compensation.

Releases

To the fullest extent permitted by applicable law, the restructuring included a full release from liability of the Company, Plan Sponsor, the Administrative Agent, the Creditors, and all current and former direct and indirect members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives (including their respective members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives) by the Company, Plan Sponsor and the Creditors from any claims or causes of action related to or arising out of the Company, the Outstanding Debt or the Restructuring on or prior to the Effective Date, except for any claims and causes of action for fraud, gross negligence or willful misconduct.

Confirmation of the Plan

On November 6, 2013, the Bankruptcy Court confirmed the Plan.

Investment Commitment Letter

On September 4, 2013 the Plan Sponsor and the Company entered into an investment commitment letter in connection with the restructuring, pursuant to which Plan Sponsor agreed to purchase the Cash-Out Offer claims, described above. The investment commitment letter provides that, on account of the claims purchased in the Cash-Out Offer on the Effective Date of the Plan, Plan Sponsor will receive its pro rata share of (a) New Media Common Stock and (b) Net Proceeds, net of transaction expenses associated with transactions under the Plan.

Liabilities Subject to Compromise

In accordance with ASC 852, the amount of liabilities subject to compromise represents certain liabilities of the Debtors pre-petition claims addressed in connection with the bankruptcy proceedings. Such liabilities are reported at the Debtors’ allowed claim amount, even though they may be settled for lesser amounts.

Liabilities subject to compromise for the Predecessor Company were as follows:

Predecessor Company November 6, 2013
Accrued interest	$8,769
Lease termination liability	886
Long-term debt	1,167,450
Derivative instruments	28,440

Liabilities subject to compromise	$1,205,545

The Plan effects only the Company’s 2007 Credit Facility and derivative instruments. Refer to Note 11 for additional information. Pension, trade and other unsecured claims were not impaired under the Plan.

Reorganization Items, Net

In accordance with ASC 852 the Company has segregated reorganization items related to the Plan in its consolidated statement of operations and comprehensive income (loss). A summary of reorganization items, for the Predecessor Company is presented in the following table:

Predecessor Company Ten Months Ended November 6, 2013
Write-off of deferred financing costs	$948
Credit agreement amendment fees	6,790
Bankruptcy fees	11,643
Net gain on reorganization adjustments	(722,796)
Net gain on fresh start adjustments	(246,243)
Adjustment to the allowed claim for derivative instruments	2,041

Reorganization items, net	$(947,617)

For the Predecessor Company for the ten months ended November 6, 2013, the Company paid approximately $6,988 for reorganization items.